8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair Value of Options, Risk-free Interest Rate	2.90%
Fair Value of Options, Expected Life	5 years	5 years
Fair Value of Options, Expected Volatility	122.94%
Fair Value of Options, Expected Dividend Yield	0.00%	0.00%
Minimum
Fair Value of Options, Risk-free Interest Rate		3.52%
Fair Value of Options, Expected Volatility		142.43%
Maximum
Fair Value of Options, Risk-free Interest Rate		3.72%
Fair Value of Options, Expected Volatility		142.96%